Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Significant Accounting Policies [Line Items]
Cash and cash equivalents, maximum original maturities of highly liquid investments	three months or less
Depreciation	¥ 39,485	¥ 34,935	¥ 31,511
Advertising costs	¥ 477	¥ 296	¥ 228
Minimum percentage of likelihood of tax benefits being realized upon settlement in measurement of benefits from tax positions that meet the more-likely-than-not recognition threshold	50.00%
Proprietary technology
Significant Accounting Policies [Line Items]
Weighted average amortization period (in years)	12 years
Customer relationships
Significant Accounting Policies [Line Items]
Weighted average amortization period (in years)	18 years
Software
Significant Accounting Policies [Line Items]
Weighted average amortization period (in years)	5 years
Other products factories | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	7 years
Other products factories | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	47 years
Head office and sales offices
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	50 years
Leasehold Improvements | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	3 years
Leasehold Improvements | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	18 years
Machinery and Equipment | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	2 years
Machinery and Equipment | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	15 years